Leases - Schedule of Disclosure in Tabular Form Of Expenses Relating to Payments not included (Detail) - CAD ($) $ in Thousands	9 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Presentation of leases for lessee [abstract]
Leases of low value assets	$ 17	$ 10
Variable lease payments	356	415
Measurement of the lease liability	$ 373	$ 425